NAGLE FUNDS

May 1, 2008

VIA ELECTRONIC TRANSMISSION

Securities & Exchange Commission

Public Filing Desk

100 F Street, N.E.

Washington, D.C. 20549

Re:   Nagle Funds

Post-Effective Amendment No. 2 to the Registration Statement on Form N-1A  (File No. 333-129281, 811-21826)

Dear Sir/Madam:

This letter is being transmitted by means of electronic submission by the Nagle Funds, on behalf of the Nagle Total Market Plus Fund (the “Fund”), pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), and Regulation S-T.

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), and on behalf of Nagle Funds (the “Trust”), I hereby certify that the form of prospectus and statement of additional information that would have been filed pursuant to paragraph (c) of Rule 497 under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 2 to the Trust’s registration statement on Form N-1A (the “Amendment”).  The text of the Amendment was filed electronically with the Securities and Exchange Commission on April 29, 2008.

Questions related to this filing should be directed to JoAnn M. Strasser of Thompson Hine LLP at (513) 352-6725.

                                Very truly yours,

/s/ Peter J. Nagle

Peter J. Nagle

President

cc:   JoAnn M. Strasser, Esq.